UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Oaktree Diversified Credit NextShares

Eaton Vance

Oaktree Diversified Credit NextShares

December 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 32.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.5%
Refresco Group B.V.
Term Loan, Maturing December 14, 2024(2)	EUR	200	$239,670

			$239,670

Business Equipment and Services — 4.9%
Fugue Finance B.V.
Term Loan, Maturing September 1, 2024(2)	EUR	400	$480,939
Mitchell International, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing November 20, 2024		925	927,205
Term Loan, Maturing November 20, 2024(2)(3)		75	74,767
Packers Holdings, LLC
Term Loan, 4.74%, (3 mo. USD LIBOR + 3.25%), Maturing November 3, 2024		1,000	1,004,167

			$2,487,078

Cable and Satellite Television — 1.9%
Charter Communications Operating, LLC
Term Loan, Maturing April 30, 2025(2)		750	$751,406
Tele Columbus AG
Term Loan, Maturing October 15, 2024(2)	EUR	200	240,320

			$991,726

Chemicals and Plastics — 2.0%
Proampac PG Borrower, LLC
Term Loan, 4.95%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		998	$1,007,352

			$1,007,352

Commercial Services — 0.9%
Befesa Medio Ambiente S.A.
Term Loan, Maturing November 17, 2022(2)	EUR	200	$241,694
Nets Holding A/S
Term Loan, Maturing November 27, 2024(2)	EUR	200	241,120

			$482,814

Ecological Services and Equipment — 3.0%
ExGen Renewables IV, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		1,500	$1,518,750

			$1,518,750

Electronics/Electrical — 3.4%
Infor (US), Inc.
Term Loan, Maturing February 1, 2022(2)	EUR	200	$240,810
Microsemi Corporation
Term Loan, 3.38%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		1,500	1,507,812

			$1,748,622

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 2.0%
Aramark Services, Inc.
Term Loan, Maturing March 11, 2025(2)		1,000	$1,006,875

			$1,006,875

Health Care — 3.4%
CHG Healthcare Services, Inc.
Term Loan, 4.48%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		998	$1,005,293
Innoviva, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		731	736,734

			$1,742,027

Industrial Equipment — 2.4%
CeramTec Group GmbH
Term Loan, Maturing November 29, 2024(2)		1,200	$1,197,000

			$1,197,000

Leisure Goods/Activities/Movies — 4.0%
Lions Gate Entertainment Corp.
Term Loan, Maturing December 8, 2023(2)		1,000	$1,003,750
MND Holdings III Corp.
Term Loan, Maturing June 19, 2024(2)		1,000	1,007,500

			$2,011,250

Lodging and Casinos — 2.0%
A&O Hotels and Hostels Holding AG
Term Loan, Maturing December 20, 2024(2)	EUR	200	$241,619
Lakeland Tours, LLC
Term Loan, Maturing December 6, 2024(2)		750	758,280

			$999,899

Radio and Television — 2.0%
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(2)		1,000	$1,000,306

			$1,000,306

Software and Services — 0.5%
Fintrax
Term Loan, Maturing December 14, 2024(2)	EUR	200	$240,570

			$240,570

Total Senior Floating-Rate Loans (identified cost $16,530,454)			$16,673,939

Corporate Bonds & Notes — 30.4%

Security	Principal Amount* (000’s omitted)		Value
Advertising — 1.0%
Lamar Media Corp.
5.75%, 2/1/26		465	$498,131

			$498,131

Security	Principal Amount* (000’s omitted)		Value
Apparel — 0.2%
Levi Strauss & Co.
3.375%, 3/15/27	EUR	100	$126,404

			$126,404

Chemicals — 0.6%
Kronos International, Inc.
3.75%, 9/15/25(5)	EUR	100	$124,215
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(5)	EUR	150	182,227

			$306,442

Commercial Services — 0.7%
Sotheby’s
4.875%, 12/15/25(6)		245	$242,244
Verisure Midholding AB
5.75%, 12/1/23(6)	EUR	100	121,655

			$363,899

Distribution & Wholesale — 1.0%
H&E Equipment Services, Inc.
5.625%, 9/1/25(6)		475	$497,563

			$497,563

Diversified Financial Services — 2.0%
Intrum Justitia AB
3.125%, 7/15/24(5)	EUR	100	$120,721
LHC3 PLC
4.125%, (4.125% cash or 4.875% PIK), 8/15/24(5)(7)	EUR	100	122,955
Mercury BondCo PLC
7.125%, (7.125% cash or 7.875% PIK), 5/30/21(5)(7)	EUR	100	124,455
Rio Oil Finance Trust
9.25%, 7/6/24(5)		407	441,960
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(6)	GBP	150	205,155

			$1,015,246

Entertainment — 2.0%
Churchill Downs, Inc.
4.75%, 1/15/28(6)		255	$254,605
CPUK Finance, Ltd.
4.25%, 2/28/47(5)	GBP	100	138,117
Six Flags Entertainment Corp.
5.50%, 4/15/27(6)		495	513,562
WMG Acquisition Corp.
4.125%, 11/1/24(5)	EUR	100	126,943

			$1,033,227

Forest Products & Paper — 0.7%
Mercer International, Inc.
5.50%, 1/15/26(6)		375	$381,563

			$381,563

Health Care – Services — 1.0%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		455	$411,775

Security	Principal Amount* (000’s omitted)		Value
Constantin Investisseme 3 SASU
5.375%, 4/15/25(5)	EUR	100	$121,729

			$533,504

Home Builders — 1.0%
Century Communities, Inc.
5.875%, 7/15/25		500	$503,750

			$503,750

Machinery – Diversified — 1.9%
RBS Global, Inc./Rexnord, LLC
4.875%, 12/15/25(6)		500	$506,250
Tennant Co.
5.625%, 5/1/25(6)		410	432,550

			$938,800

Media — 1.8%
SFR Group S.A.
5.625%, 5/15/24(5)	EUR	100	$125,410
Univision Communications, Inc.
5.125%, 5/15/23(6)		505	505,000
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(5)	GBP	100	136,557
Ziggo Bond Finance B.V.
4.625%, 1/15/25(5)	EUR	100	124,106

			$891,073

Metal Fabricate & Hardware — 1.0%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
7.375%, 12/15/23(6)		460	$495,052

			$495,052

Oil & Gas — 1.3%
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26(6)		250	$259,375
Oasis Petroleum, Inc.
6.875%, 1/15/23		370	379,712

			$639,087

Packaging & Containers — 2.5%
ARD Finance S.A.
6.625%, (6.625% cash or 7.375% PIK), 9/15/23(7)	EUR	100	$128,558
Multi-Color Corp.
4.875%, 11/1/25(6)		500	503,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(6)		290	300,513
7.00%, 7/15/24(6)		190	203,846
Silgan Holdings, Inc.
3.25%, 3/15/25(5)	EUR	100	125,390

			$1,261,432

Pharmaceuticals — 2.2%
Grifols S.A.
3.20%, 5/1/25(5)	EUR	150	$183,359
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(5)	EUR	100	121,322

Security	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)		95	$99,988
5.875%, 5/15/23(6)		335	311,131
5.50%, 11/1/25(6)		250	255,625
9.00%, 12/15/25(6)		125	130,588

			$1,102,013

Real Estate Investment Trusts (REITs) — 1.3%
Equinix, Inc.
2.875%, 2/1/26	EUR	150	$180,288
Starwood Property Trust, Inc.
4.75%, 3/15/25(6)		500	497,500

			$677,788

Retail — 3.0%
FirstCash, Inc.
5.375%, 6/1/24(6)		480	$502,800
PetSmart, Inc.
5.875%, 6/1/25(6)		445	343,763
PVH Corp.
3.125%, 12/15/27(6)	EUR	140	170,712
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.75%, 3/1/25		500	496,250

			$1,513,525

Software — 0.4%
Quintiles IMS, Inc.
3.25%, 3/15/25(5)	EUR	150	$186,389

			$186,389

Telecommunications — 4.8%
CommScope Technologies, LLC
5.00%, 3/15/27(6)		505	$506,262
Intelsat Jackson Holdings S.A.
8.00%, 2/15/24(6)		595	627,725
Plantronics, Inc.
5.50%, 5/31/23(6)		480	499,800
SES S.A.
4.625% to 1/2/22(5)(8)(9)	EUR	100	128,848
Sprint Communications, Inc.
6.00%, 11/15/22		550	551,375
Wind Tre SpA
3.125%, 1/20/25(6)	EUR	100	117,065

			$2,431,075

Total Corporate Bonds & Notes (identified cost $15,344,903)			$15,395,963

Convertible Bonds — 15.9%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.2%
Kaman Corp.
3.25%, 5/1/24(6)		80	$89,350

			$89,350

Airlines — 0.4%
ANA Holdings, Inc.
0.00%, 9/19/24(5)	JPY	20,000	$193,033

			$193,033

Biotechnology — 0.3%
Illumina, Inc.
0.00%, 6/15/19		80	$87,200
Innoviva, Inc.
2.125%, 1/15/23		85	84,469

			$171,669

Building Materials — 0.4%
LIXIL Group Corp.
0.00%, 3/4/22(5)	JPY	20,000	$189,394

			$189,394

Chemicals — 0.8%
Kansai Paint Co., Ltd.
0.00%, 6/17/22(5)	JPY	20,000	$196,805
Mitsubishi Chemical Holdings Corp.
0.00%, 3/29/24(5)	JPY	20,000	204,571

			$401,376

Coal — 0.3%
RAG-Stiftung
0.00%, 3/16/23(5)	EUR	100	$129,447

			$129,447

Commercial Services — 0.4%
Huron Consulting Group, Inc.
1.25%, 10/1/19		225	$210,516

			$210,516

Computers — 0.3%
Indra Sistemas S.A.
1.25%, 10/7/23(5)	EUR	100	$129,284

			$129,284

Diversified Financial Services — 0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
4.125%, 9/1/22		82	$84,562
PRA Group, Inc.
3.00%, 8/1/20		175	168,000
3.50%, 6/1/23(6)		95	95,297

			$347,859

Security	Principal Amount* (000’s omitted)		Value
Electric — 0.5%
China Yangtze Power International BVI 1, Ltd.
0.00%, 11/9/21(5)		200	$219,800
NRG Yield, Inc.
3.25%, 6/1/20(6)		50	49,594

			$269,394

Health Care – Services — 0.3%
Brookdale Senior Living, Inc.
2.75%, 6/15/18		150	$150,094

			$150,094

Holding Company – Diversified — 0.3%
RWT Holdings, Inc.
5.625%, 11/15/19		150	$151,875

			$151,875

Home Furnishings — 0.4%
Sony Corp.
0.00%, 9/30/22	JPY	19,000	$207,832

			$207,832

Internet — 0.7%
IAC FinanceCo, Inc.
0.875%, 10/1/22(6)		40	$42,350
Twitter, Inc.
0.25%, 9/15/19		225	215,437
Weibo Corp.
1.25%, 11/15/22(6)		100	110,063

			$367,850

Investment Companies — 0.5%
Archer Obligations S.A.
0.00%, 3/31/23(5)	EUR	200	$262,467

			$262,467

Iron & Steel — 0.4%
Abigrove, Ltd.
0.00%, 2/16/22(5)		200	$213,850

			$213,850

Mining — 0.5%
Osisko Gold Royalties, Ltd.
4.00%, 12/31/22	CAD	100	$82,936
SSR Mining, Inc.
2.875%, 2/1/33		175	171,500

			$254,436

Miscellaneous Manufacturing — 0.5%
CRRC Corp., Ltd.
0.00%, 2/5/21(5)		250	$270,262

			$270,262

Oil & Gas Services — 0.6%
Helix Energy Solutions Group, Inc.
4.25%, 5/1/22		150	$149,812

Security	Principal Amount* (000’s omitted)		Value
SEACOR Holdings, Inc.
3.00%, 11/15/28		175	$166,141

			$315,953

Private Equity — 0.3%
Hercules Capital, Inc.
4.375%, 2/1/22(6)		125	$128,828

			$128,828

Real Estate — 0.9%
Consus Real Estate AG
4.00%, 11/29/22(5)	EUR	300	$355,905
Nexity S.A.
0.125%, 1/1/23(5)	EUR	120	101,335

			$457,240

Real Estate Investment Trusts (REITs) — 4.1%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/22		150	$152,719
Arbor Realty Trust, Inc.
5.375%, 11/15/20		500	508,437
Blackstone Mortgage Trust, Inc.
4.375%, 5/5/22		235	239,553
Extra Space Storage L.P.
3.125%, 10/1/35(6)		75	84,188
IH Merger Sub, LLC
3.50%, 1/15/22		80	93,300
PennyMac Corp.
5.375%, 5/1/20		700	692,562
Two Harbors Investment Corp.
6.25%, 1/15/22		100	106,188
VEREIT, Inc.
3.00%, 8/1/18		200	200,250

			$2,077,197

Retail — 0.2%
RH
0.00%, 7/15/20(6)		80	$78,200

			$78,200

Semiconductors — 0.2%
Rambus, Inc.
1.375%, 2/1/23(6)		85	$85,212

			$85,212

Software — 0.6%
Akamai Technologies, Inc.
0.00%, 2/15/19		85	$85,691
Allscripts Healthcare Solutions, Inc.
1.25%, 7/1/20		90	96,581
CSG Systems International, Inc.
4.25%, 3/15/36		90	98,325

			$280,597

Security	Principal Amount* (000’s omitted)	Value
Telecommunications — 0.4%
Telenor East Holding II
0.25%, 9/20/19(5)	200	$214,250

		$214,250

Transportation — 0.7%
Golar LNG, Ltd.
2.75%, 2/15/22(6)	200	$212,750
Ship Finance International, Ltd.
5.75%, 10/15/21	150	160,219

		$372,969

Total Convertible Bonds (identified cost $7,962,628)		$8,020,434

Asset-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
Fortress Credit BSL, Ltd.
Series 2017-1A, Class E, 7.885%, (3 mo. USD LIBOR + 6.51%), 10/26/29(6)(10)	$1,250	$1,258,067
MidOcean Credit CLO
Series 2017-7A, Class F, 9.419%, (3 mo. USD LIBOR + 8.10%), 7/15/29(6)(10)	1,500	1,501,671
OHA Loan Funding, Ltd.
Series 2012-1A, Class ER, 8.563%, (3 mo. USD LIBOR + 7.25%), 1/23/27(6)(10)	1,250	1,294,024
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.104%, 1/17/36(6)	500	499,715

Total Asset-Backed Securities (identified cost $4,511,413)		$4,553,477

Commercial Mortgage-Backed Securities — 7.9%

Security	Principal Amount (000’s omitted)	Value
Barclays Commercial Mortgage Securities Trust
Series 2017-GLKS, Class F, 5.178%, (1 mo. USD LIBOR + 3.70%), 11/15/34(6)(10)	$500	$502,052
Cosmopolitan Hotel Trust
Series 2017-CSMO, Class F, 5.121%, (1 mo. USD LIBOR + 3.74%), 11/15/36(6)(10)	1,000	1,002,829
Credit Suisse Mortgage Trust
Series 2015-TOWN, Class TF, 5.621%, (1 mo. USD LIBOR + 4.14%), 3/15/28(6)(10)	990	987,411
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class FFX, 3.382%, 12/15/34(6)	1,000	987,676
Hilton USA Trust
Series 2016-SFP, Class F, 6.155%, 11/5/35(6)	500	504,477

Total Commercial Mortgage-Backed Securities (identified cost $3,967,703)		$3,984,445

Short-Term Investments — 19.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(11)	9,625,882	$9,624,919

Total Short-Term Investments (identified cost $9,626,559)		$9,624,919

Total Investments — 115.1% (identified cost $57,943,660)		$58,253,177

Less Unfunded Loan Commitments — (0.2)%		$(74,627)

Net Investments — 114.9% (identified cost $57,869,033)		$58,178,550

Other Assets, Less Liabilities — (14.9)%		$(7,550,797)

Net Assets — 100.0%		$50,627,753

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after December 31, 2017, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(4)	The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2017, the aggregate value of these securities is $5,315,106 or 10.5% of the Fund’s net assets.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $18,998,771 or 37.5% of the Fund’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Security converts to floating rate after the indicated fixed-rate coupon period.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2017 was $30,135.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	83,528	CAD	106,000	State Street Bank and Trust Company	1/18/18	$—	$(824)
USD	118,779	EUR	99,500	State Street Bank and Trust Company	1/18/18	—	(711)
USD	119,283	EUR	100,000	State Street Bank and Trust Company	1/18/18	—	(806)
USD	119,784	EUR	101,000	State Street Bank and Trust Company	1/18/18	—	(1,506)
USD	175,982	EUR	148,154	State Street Bank and Trust Company	1/18/18	—	(1,936)
USD	111,008	EUR	94,053	State Street Bank and Trust Company	1/18/18	—	(1,940)
USD	163,204	EUR	137,695	State Street Bank and Trust Company	1/18/18	—	(2,153)
USD	175,322	EUR	148,205	State Street Bank and Trust Company	1/18/18	—	(2,657)
USD	226,033	EUR	191,000	State Street Bank and Trust Company	1/18/18	—	(3,339)
USD	383,611	EUR	323,000	State Street Bank and Trust Company	1/18/18	—	(4,279)
USD	2,083,657	EUR	1,767,362	State Street Bank and Trust Company	1/18/18	—	(38,763)
USD	199,867	GBP	149,310	State Street Bank and Trust Company	1/18/18	—	(1,820)
USD	272,532	GBP	205,199	State Street Bank and Trust Company	1/18/18	—	(4,650)
USD	998,081	JPY	110,700,000	State Street Bank and Trust Company	1/18/18	14,976	—

						$14,976	$(65,384)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

Eaton Vance Oaktree Diversified Credit NextShares (the Fund) is a diversified series of Eaton Vance NextShares Trust II (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an exchange-traded managed fund operating pursuant to an order issued by the SEC granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Market trading prices for the Fund are directly linked to the Fund’s next-computed net asset value per share (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero. The Fund’s investment objective is total return. The Fund commenced operations on November 15, 2017.

The Fund’s investment adviser is Eaton Vance Management (EVM). Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Oaktree Capital Management, L.P., a registered investment adviser.

Investment Valuation and Other

The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At December 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $14,976 and $65,384, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$16,599,312	$—	$16,599,312
Corporate Bonds & Notes	—	15,395,963	—	15,395,963
Convertible Bonds	—	8,020,434	—	8,020,434
Asset-Backed Securities	—	4,553,477	—	4,553,477
Commercial Mortgage-Backed Securities	—	3,984,445	—	3,984,445
Short-Term Investments	—	9,624,919	—	9,624,919
Total Investments	$—	$58,178,550	$—	$58,178,550
Forward Foreign Currency Exchange Contracts	$—	$14,976	$—	$14,976
Total	$—	$58,193,526	$—	$58,193,526

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(65,384)	$—	$(65,384)
Total	$—	$(65,384)	$—	$(65,384)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018